Bank Loans and issuance of Debt Securities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 MXN ($)
Disclosure of detailed information about borrowings [Line Items]
Expenses recognized related to emissions	$ 15,935,000
Restriction in sale or transfer of assets maximum	1,000,000
Master Development Programs (MDP) [Member]
Disclosure of detailed information about borrowings [Line Items]
Capital investments	$ 602,000,000